Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use lease assets		$ 7,935,439	$ 6,031,284
Operating lease liabilities – current		2,433,468	2,068,399
Operating lease liabilities – non-current		5,670,073	4,003,366
Total operating lease liabilities		8,103,541	6,071,765
Finance leases cost:
Amortization of right-of-use assets		100,513	120,005	$ 351,626
Interest on lease liabilities		39,575	58,671	80,738
Total finance leases cost		$ 140,088	$ 178,676	$ 432,364
Remaining lease term and discount rate:
Weighted average remaining lease term (years), operating lease		3 years 11 months 8 days	4 years
Weighted average discount rate, operating lease	[1]	5.49%	6.36%
Gains on sales and leaseback transactions	[2]	$ 2,512,565
Weighted average remaining lease term (years), finance lease		2 years 10 months 2 days	1 year 11 months 15 days
Weighted average discount rate, finance lease		6.89%	8.07%

[1]	The Company used incremental borrowing rates ranging from 2.03% to 6.69% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 4.48% for its lease contracts in Hong Kong; incremental borrowing rates ranging from 2.25% to 5.25% for its lease contracts in Canada; and incremental borrowing rates of 8.50% and 5.34% for its lease contracts in the United States and Australia, respectively.
[2]	On March 10, 2026, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a related party, DinnerBank Co., Ltd. (the “Buyer”). Pursuant to the agreement, the Company sold its warehouse in Japan including the building and land to the Buyer for a total consideration of ¥1,250.0 million. On March 18, 2026, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same premises for warehousing space and directly-operated physical stores for five years from March 18, 2026 to March 31, 2031, with a monthly rental of ¥5.5 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the warehouse was transferred to the Buyer, and recognized a gain of $2,512,565 on disposal of the building and land on March 18, 2026.